Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employee compensation and benefits	$ 10,351	$ 4,334	$ 20,584
Partner costs	9,345	13,971	14,535
Inventory, shipping and fulfillment	5,663	6,869	11,687
Sales and other taxes	3,697	3,963	4,818
Advertising	2,645	872	1,176
Information technology	2,609	3,176	2,207
Customer service expenses	369	437	956
Other accrued expenses	6,045	8,525	8,467
Total accrued expenses	$ 40,724	$ 42,147	$ 64,430